Net fees and commission income - Summary of net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees and commission income:
Credit placement fees		₩ 71,480	₩ 94,836	₩ 66,666
Commission received as electronic charge receipt		148,626	143,449	151,584
Brokerage fees		577,238	546,236	353,382
Commission received as agency		146,662	145,162	140,484
Investment banking fees		188,644	161,439	151,031
Commission received in foreign exchange activities		271,808	239,467	244,325
Trust management fees		310,376	255,043	307,167
Credit card fees		1,175,084	1,170,078	1,234,239
Operating lease income	[1]	365,447	245,173	142,025
Others		884,520	813,591	766,110
Fees and commission income		4,139,885	3,814,474	3,557,013
Fees and commission expense:
Credit card fees		(836,990)	(849,256)	(915,521)
Credit-related fee		(38,668)	(46,456)	(42,023)
Others		(589,230)	(535,829)	(458,950)
Fees and commission expense		(1,464,888)	(1,431,541)	(1,416,494)
Net fees and commission income		₩ 2,674,997	₩ 2,382,933	₩ 2,140,519

[1]	Among operating lease fees recognized for the years ended December 31, 2020 and 2021, there is no variable lease fee income which does not vary by index or rate.